SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of calculation of basic and diluted net loss per common stock

	Three months	Three months	Nine months	Nine months
	Ended	Ended	Ended	Ended
	September 30,	September 30,	September 30,	September 30,
	2024	2023	2024	2023
Net loss	$(51,751,525)	$(111,046)	$(52,084,317)	$(986,908)
Weighted average shares outstanding – basic and diluted	15,077,548	9,998,446	8,351,249	9,998,446
Net loss per share – basic and diluted	$(3.43)	$(0.01)	$(6.24)	$(0.10)
Excluded securities(1):
Public Warrants	11,500,000	—	11,500,000	—
Private Warrants	557,000	—	557,000	—
Bridge Warrants	173,913	—	173,913	—
Extension Warrants	26,086	—	26,086	—
September 2024 Warrants	740,741	—	740,741	—
Quantum Convertible Note, related party(2)	1,881,600	—	1,881,600	—
Additional Bridge Notes(2)	78,465	—	78,465	—
Exchange Note(2)	1,023,207	—	1,023,207	—
ELOC Commitment Fee Note	50,000	—	50,000	—
September 2024 Note(3)	1,277,778	—	1,277,778	—
Series A Preferred stock common stock equivalents(4)	3,079,000	—	3,079,000	—
Stock options granted	803,646	—	803,646	—

1.	The Company’s dilutive shares have not been included in the computation of diluted net loss per share for the three and nine-months ended September 30, 2024, as the result would be anti-dilutive.
2.	Includes the interest amount thereon and assumes the floor conversion price of $2.00.
3.	Includes the principal and interest amount thereon and calculated based on the initial fixed conversion price of $2.00.
4.	Assumes the maximum conversion thereon and at the floor conversion price of $2.00

Digital Health Acquisition Corp.
Schedule of common stock subject to possible redemption

Gross proceeds	$115,000,000
Less:
Proceeds allocated to public warrants	(12,483,555)
Common stock issuance costs	(6,923,767)
Plus:
Accretion of carrying value to redemption value	21,132,322
Common stock subject to possible redemption, December 31, 2021	116,725,000
Plus:
Accretion of carrying value to redemption value	1,142,603
Less:
Redemptions	(110,472,254)
Common stock subject to possible redemption, December 31, 2022	7,395,349
Plus:
Accretion of carrying value to redemption value	682,671
Less:
Redemptions	(6,796,063)
Common stock subject to possible redemption, December 31, 2023	$1,281,957

Schedule of calculation of basic and diluted net loss per common stock

The following table reflects the calculation of basic and diluted net loss per common stock (in dollars, except per share amounts):

	For the years ended December 31,
	2023	2022
	Common Stock	Common Stock
Basic and diluted net loss per of common stock
Numerator:
Allocation of net loss	$(4,413,866)	$(3,242,501)
Denominator:
Basic and diluted weighted average common shares outstanding	4,096,353	12,741,219
Basic and diluted net loss per common share	$(1.08)	$(0.25)